SUMMARY OF THE SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended			12 Months Ended
	Jun. 30, 2025	May 31, 2025	Mar. 31, 2025	Sep. 30, 2024
Maius Pharmaceutical Co. Ltd [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF TRANSLATION OF AMOUNT AT EXCHANGE RATES

Translation of amounts from RMB into USD was made at the following exchange rates:

Balance sheet items, except for equity accounts as of:

March 31, 2025	RMB 7.1782 to $1
September 30, 2024	RMB 7.0074 to $1

Statement of operations and cash flow items for the six months ended:

March 31, 2025	RMB 7.1671 to $1
March 31, 2024	RMB 7.1234 to $1

Translation of amounts from RMB into USD was made at the following exchange rates:

Balance sheet items, except for equity accounts as of:

September 30, 2024	RMB 7.0074 to $1
September 30, 2023	RMB 7.1798 to $1

Statement of operations and cash flow items for the years ended:

September 30, 2024	RMB 7.1187 to $1
September 30, 2023	RMB 7.0329 to $1

SCHEDULE OF ESTIMATED LIVES OF PROPERTY, PLANT AND EQUIPMENT	The Company depreciates property, plant, and equipment using the straight-line method over their estimated useful lives of the assets with no residual value as follows:
Office equipment	3 years
The Company depreciates property, plant, and equipment using the straight-line method over their estimated useful lives of the assets with no residual value as follow:
Office equipment	3 years

DT Cloud Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF NET INCOME PER SHARE

The net income per share presented in the statements of operations is based on the following:

	For the six months ended June 30, 2025	For the six months ended June 30, 2024
Net income	$686,742	$872,741

	For the three months ended June 30, 2025	For the three months ended June 30, 2024
Net income	$234,657	$828,866

DT CLOUD ACQUISITION CORPORATION

NOTES TO UNAUDITED FINANCIAL STATEMENTS

	For the six months ended		For the six months ended
	June 30, 2025		June 30, 2024
	Redeemable Ordinary Share	Non-Redeemable Ordinary Share	Redeemable. Ordinary Share	Non-Redeemable Ordinary Share
Basic and diluted net income per ordinary share:
Numerators:
Allocation of net income	$503,349	$183,393	$621,409	$251,332
Denominators:
Weighted-average shares outstanding	5,662,225	2,063,000	4,852,747	1,962,714
Basic and diluted net income per ordinary share	$0.09	$0.09	$0.13	$0.13

	For the three months ended		For the three months ended
	June 30, 2025		June 30, 2024
	Redeemable Ordinary Share	Non-Redeemable Ordinary Share	Redeemable. Ordinary Share	Non-Redeemable Ordinary Share
Basic and diluted net income per ordinary share:
Numerators:
Allocation of net income	$161,803	$72,854	$638,087	$190,779
Denominators:
Weighted-average shares outstanding	4,581,773	2,063,000	6,900,000	2,063,000
Basic and diluted net income per ordinary share	$0.04	$0.04	$0.09	$0.09

The net income (loss) per share presented in the statements of operations is based on the following:

	For the year ended December 31, 2024	For the year ended December 31, 2023
Net income (loss)	$2,265,806	$(87,271)

	For the year ended		For the year ended
	December 31, 2024		December 31, 2023
	Redeemable Ordinary Share	Non-Redeemable Ordinary Share	Redeemable. Ordinary Share	Non-Redeemable Ordinary Share
Basic and diluted net income (loss) per ordinary share:
Numerators:
Allocation of net income (loss)	$1,688,060	$577,746	$-	$(87,271)
Allocation of net income (loss)	$1,688,060	$577,746	$-	$(87,271)
Denominators:
Weighted-average shares outstanding	5,881,967	2,013,131	-	1,500,000
Basic and diluted net income (loss) per ordinary share	$0.29	$0.29	$-	$(0.06)